CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Cash flows from operating activities:
Net Income (Loss)	$ (1,742,567)	¥ (12,483,047)	¥ (4,055,592)	¥ (17,630,834)
Adjustments to reconcile net loss to net cash (used in)/provided by operating activities:
Depreciation and amortization	309,746	2,218,894	2,187,449	1,792,256
Amortization of right-of-use assets	34,160	244,706	281,066	263,898
Loss on disposal of property and equipment	0	0	10,458	0
Share-based compensation	0	0	0	12,880,986
Realized loss of short-term investments	8,202	58,759	0	0
Unrealized gain of short-term investments	(3,217)	(23,042)	0	0
Changes in operating assets and liabilities:
Accounts receivable	73,372	525,606	(588,929)	2,769,371
Amounts due from related parties	(23,522)	(168,504)	(111,341)	0
Prepaid expenses and other assets	(6,592,087)	(47,223,077)	307,294	475,113
Accounts payable	(51,536)	(369,181)	294	(3,596,797)
Deferred revenue	(130,393)	(934,085)	1,755,688	(1,278,805)
Income tax payable	(13,588)	(97,342)	(30,831)	128,175
Lease liabilities	(25,146)	(180,135)	(285,225)	(210,121)
Accrued expenses and other current liabilities	(42,008)	(300,929)	584,700	(352,234)
Net cash (used in)/provided by operating activities	(8,198,584)	(58,731,377)	55,031	(4,758,992)
Cash flows from investing activities:
Purchase of short-term investments	(2,556,343)	(18,312,616)	(523,000)	0
Redemption of short-term investments	2,431,238	17,416,415	523,000	0
Purchase of property and equipment	(20,861)	(149,439)	(1,470,287)	(795,635)
Loans to related parties	(949,243)	(6,800,000)	(400,000)	0
Collection from loans to related parties	949,243	6,800,000	400,000	0
Net cash used in investing activities	(145,966)	(1,045,640)	(1,470,287)	(795,635)
Cash flows from financing activities:
Proceeds from short-term bank borrowings	5,165,001	37,000,000	10,000,000	13,000,000
Repayments of short-term bank borrowings	(2,373,108)	(17,000,000)	(10,000,000)	(3,000,000)
Proceeds from long-term bank borrowings	0	0	2,200,000	0
Proceeds from short-term bank borrowings with a third party	0	0	0	3,000,000
Repayments of short-term bank borrowings with a third party	0	0	0	(3,000,000)
Proceeds from loans from related parties	422,972	3,030,000	300,000	0
Repayment of loans to related parties	(422,972)	(3,030,000)	(300,000)	0
Payments of offering cost related to IPO	(210,949)	(1,511,154)	(157,962)	(5,192,203)
Proceeds from issuance of common shares pursuant to IPO, net of issuance cost	7,070,278	50,648,640	0	0
Net cash provided by financing activities	9,651,222	69,137,486	2,042,038	4,807,797
Effect of exchange rate changes on cash and cash equivalents	(110,201)	(789,424)	2,945	20,469
Net change in cash and cash equivalents	1,196,471	8,571,045	629,727	(726,361)
Cash and cash equivalents at beginning of the years	388,200	2,780,907	2,151,180	2,877,541
Cash and cash equivalents at end of the years	1,584,671	11,351,952	2,780,907	2,151,180
Supplement disclosures of cash flow information
Cash paid for income tax	0	0	94,833	120,243
Refund of prepaid income tax	0	0	(109,908)	0
Cash paid for interest	156,901	1,123,974	520,526	386,908
Supplemental schedule of non-cash item
Lease liabilities arising from obtaining right-of-use assets	22,858	163,748	¥ 235,589	¥ 285,225
Accrual for capitalized offering costs	209,392	1,500,000
Offering costs recognized as additional paid-in capital	$ 1,167,195	¥ 8,361,318